Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

	2017			2016
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments
recorded as assets:
Cash	$ 1,833	$ 1,833	1	$ 4,317	$ 4,317	1
Assets on deposit	1,981,841	1,726,602	2	1,372,708	1,227,484	2
Financial instruments
recorded as liabilities:
Investment-type contracts	1,981,841	1,726,602	2	1,372,708	1,227,484	2
Separate account liabilities	69,005	69,005	2	20,221	20,221	2